9 Related parties	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related parties
9	Related parties

	Balances at December 31, 2020				Balances at December 31, 2019
	Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable		6,354	14,509	20,863		4,257	4,557	8,814
Inventories		35,998		35,998		17,242		17,242
Dividends and interest on capital			165	165			3,074	3,074
Total assets		42,352	14,674	57,026		21,499	7,631	29,130

Liabilities
Current
Trade payables	33,100	601,203	9,641	643,944	12,402	133,759	9,819	155,980
Payable notes					58			58
Other payables		478	119	597		1,420	136	1,556

Non-current
Loan to non-controlling shareholders of Braskem Idesa			3,222,493	3,222,493			2,395,887	2,395,887
Total liabilities	33,100	601,681	3,232,253	3,867,034	12,460	135,179	2,405,842	2,553,481

	Year ended December 31, 2020				Year ended December 31, 2019				Year ended December 31, 2018
	Novonor and				Novonor and				Novonor and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products		182,521	326,825	509,346		665,417	588,785	1,254,202		1,225,443	736,192	1,961,635
Purchases of raw materials, finished goods
services and utilities	(133,127)	(14,566,840)	(20,350)	(14,720,317)	(293,501)	(12,584,453)	(10,738)	(12,888,692)	(460,480)	(15,540,144)	(3,800)	(16,004,424)
Financial income (expenses), net	(452)	(3,810)	(818)	(5,080)	(96)	(5)	(10,967)	(11,068)		(49)	(106,516)	(106,565)
Other income (expenses)					(34,873)			(34,873)	4,214			4,214
General and administrative expenses
Post-employment benefits plan ("EPE")
Private pension ("Vexty")			(46,738)	(46,738)			(50,889)	(50,889)			(48,514)	(48,514)

(a)	New and/or renewed agreements with related companies

As provided for in the Company’s bylaws, the Board of Directors has the exclusive power to decide on any contract with related parties that exceed R$20,000 per transaction or R$60,000 collectively per year. This is valid for contracts between Braskem and its subsidiaries and: (i) direct or indirect subsidiaries of Braskem in whose capital an interest is held by the controlling shareholder, by any direct or indirect subsidiaries thereof or by Key Personnel of such entities; (ii) associates of Braskem and subsidiaries of such entities; and (iii) joint ventures in which Braskem participates and any subsidiaries thereof.

As part of its control to identify related parties, Key Personnel annually inform whether they, or their close relatives, hold full or shared control of any company. All companies that conducted transactions with Braskem and its subsidiaries are provided in this Note.

The related parties that have significant relationship with the Company are as follows:

Novonor and its direct and indirect subsidiaries:

·	Tenenge Montagem e Manutenção Ltda. (“Tenenge”).

Petrobras and its indirect joint venture:

·	Petróleo Brasileiro S.A. (“Petrobras”)
·	Companhia de Gás da Bahia (“Bahiagás”)
·	Gás de Alagoas S.A. (“Algás”)
·	Petrobras Transporte S.A. (“Transpetro”).

Joint ventures of Braskem:

·	Refinaria de Petróleo Riograndense S.A (“RPR”).

Associate of Braskem:

·	Borealis Brasil S.A (“Borealis”).

Non-controlling shareholders of Braskem Idesa:

·	Etileno XXI, S.A. de CV.
·	Grupo Idesa, S.A. de CV.

In the fiscal year ended December 31, 2020, the main transactions with related parties are as follows:

(i)	Sales of gasoline and gasoil to Refinaria de Petróleo Riograndanse S.A. (“RPR”) are negotiated monthly. Sales in the fiscal year amounted to R$93,632 (R$257,295 in 2019).

(ii)	In January 2020, Braskem entered into an agreement with Tenenge, a subsidiary of Novonor S.A., to provide industrial maintenance services for shutdowns of large-scale equipment and occasional services on other types of equipment. This agreement has an estimated maximum value of R$669,000 and a term of seven years. The procurement of services rendered in the period amounted to R$45,408.

(iii)	In February 2020, the Company signed the 5th amendment to the Polypropylene and Polyethylene thermoplastic resins sales agreement with Borealis. The agreement has an estimated maximum amount of R$1,260,000 and is valid through December 17, 2025. In the fiscal year, transactions amounted to R$213,830.

(iv)	In March 2020, the Company entered into a petroleum sales agreement with Petrobras, which is valid for 30 days after its execution. The agreement has an estimated maximum amount of R$76,161 and was fully received.

(v)	In April 2020, the Company entered into an agreement for the purchase of up to 220 kton of naphtha with Petrobras, with additional volumes to those contracted for April 2020, to supply Braskem units in the states of Bahia, Rio Grande de Sul and São Paulo with Petrobras. In the fiscal year, transactions amounted to R$89,100.

(vi)	In June 2020, the Company entered into two naphtha supply agreements with Petrobras from 200 to 450 kton/y, respectively, from the Landulpho Alves Refinery (“RLAM”), with delivery to our industrial unit in Bahia, and from the Alberto Pasqualini Refinery (“REFAP”), to our unit in Rio Grande do Sul. The agreements are in force from December 23, 2020 to December 31, 2025. The maximum estimated amounts of the agreements are R$5 billion and R$2.5 billion, respectively. In the fiscal year, transactions amounted to R$18,200.

(vii)	In June 2020, the Company entered into a sales option agreement for up to 2,850 kton/y of petrochemical naphtha to Petrobras with mandatory purchase by Braskem. The agreements are in force from January 1, 2021 to December 31, 2025. The maximum estimated amount is R$30 billion.

(viii)	In June 2020, the Company entered into two contract amendments with Transpetro for vessel loading and unloading services, product storage and leasing of the OSCAN 16 pipeline and tanks located at the Almirante Dutra Terminal (“TEDUT”), that are in force from November 1, 2020 to June 30, 2024. The maximum estimated amounts of the agreements are R$620,500 and R$107,361, respectively. In the fiscal year, transactions amounted to R$53,688 (R$79,123 on December 31, 2019).

(ix)	In June 2020, the Company entered to a contractual amendment with Petrobras for the transfer of 80,000 m³ of space for storing products owned by Braskem in tanks at the Alberto Pasqualini Refinery (REFAP), that are in force from November 1, 2020 to December 31, 2025. The maximum estimated amount is R$240,000. In the fiscal year, transactions amounted to R$31,730 (R$24,981 on December 31, 2019).

(x)	In September 2020, the Company executed an amendment to extend the agreement with Petrocoque, for acquisition estimated at 350.4 kton/year of steam by Polyethylene units. This amendment, summed to total amount of the original agreement, executed in September 2009, amounts to R$325.6 million and is valid until March 2021. In the fiscal year, these acquisitions totaled R$34,141 (R$42,835 on December 31, 2019).

(xi)	In December 2020, the Company entered into an agreement with Petrobras to purchase ethane and propane to produce up to 580,000 tons of ethylene equivalent and sell up to 58.4 million Nm³ of hydrogen. This agreement is effective from January 1, 2021 to December 31, 2025. The estimated amount of the agreement is R$9.2 billion.

(xii)	In December 2020, the Company entered into a sale agreement with Petrobras for up to 2 million tons of petrochemical naphtha per year, for us in Braskem’s industrial unit in São Paulo. This agreement is effective from December 23, 2020 to December 31, 2025. The estimated amount is R$25 billion. In the fiscal year, the transactions amounted to R$2,800.

(xiii)	In December 2020, the Company entered into the second amendment to the agreement governing the supply of natural gas by Algás to Braskem, via local gas pipeline. The duration of the agreement was extended via the first amendment executed in September 2019, effective until December 2021, with estimated amount of R$268,338. In the fiscal year, the transactions amounted to R$183,476 (R$236, 913 at December 31, 2019).

(xiv)	In December 2020, the Company entered into an amendment to the agreement governing the supply of natural gas by Bahiagás to Braskem, via local gas pipeline. In October 2014, Braskem and Bahiagás executed a natural gas supply agreement, effective until December 2017. This agreement is being extended via annual amendments, with the current amendment effective until December 2021, and estimated amount of R$482,400. In the fiscal year, the transactions amounted to R$592,013 (R$901,574 at December 31, 2019).

(xv)	In December 2020, the Company entered into an agreement with Transpetro involving the provision of logistics services for the water terminals (management and operation) of the port terminals TERG (Rio Grande) and TESC (Santa Clara). This agreement is effective from January 4, 2021 to December 31, 2024. The estimated maximum amount is R$28,878.

(xvi)	Loan payable to the non-controlling shareholders of Braskem Idesa, with maturity in December 2029 and interest of 7% per annum. These funds were used by Braskem Idesa to finance its construction project.

(b)	Key management personnel compensation

The expenses related to the remuneration of key management personnel, including the Board of Directors, the Fiscal Council, and the Statutory Executive Board, recorded in the profit or loss for the year, are shown as follows:

Statement of profit or loss transactions	2020	2019	2018
Remuneration
Short-term benefits	74,943	70,366	60,922
Post-employment benefit	961	1,104	989
Long term incentive plan	7,456	14,724	4,404
Total	83,360	86,194	66,315

Compensation of the Company’s key management personnel includes salaries, non-cash benefits and contributions to a post-employment defined benefit plan (see Note 27).